UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	2.05%	1.37%
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 6,059,447	$ 5,049,238
Grupo Aval's maximum exposure	6,059,447	5,049,238
Unconsolidated structured entities [member] | Trade receivables [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	29,862	29,567
Unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	6,029,585	5,019,671
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	4,457,150	3,912,880
Grupo Aval's maximum exposure	4,457,150	3,912,880
Managed funds [member] | Trade receivables [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	29,862	29,567
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	4,427,288	3,883,313
Funds managed by other entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	1,602,297	1,136,358
Grupo Aval's maximum exposure	1,602,297	1,136,358
Funds managed by other entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 1,602,297	$ 1,136,358